Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) € in Millions				3 Months Ended
	Oct. 16, 2025 $ / shares	Jul. 10, 2025 $ / shares shares	Jul. 10, 2024 $ / shares	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2026 $ / shares	Dec. 31, 2025 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €				€ 1.4	€ 3.5
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares						$ 10.33	$ 16.28
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					24,135
Liabilities from share-based payment transactions (in shares)		12,603
New awards granted in the period (in shares)	8,378	49,092	36,738
New awards granted in the period (in shares)	8,378	49,092	36,738
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				49,000	631,994
New awards granted in the period (in shares)				1,193,028	1,139,591
New awards granted in the period (in shares)				1,193,028	1,139,591
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					349,823
Liabilities from share-based payment transactions (in shares)					282,171
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				28,683
Liabilities from share-based payment transactions (in shares)				20,317
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				36,000	62,000
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					114,669
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 16.71	$ 17.11	$ 16.33
Restricted shares | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				94,997
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					555,994
New awards granted in the period (in shares)					0
New awards granted in the period (in shares)					0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				49,000	76,000
New awards granted in the period (in shares)				36,000	62,000
New awards granted in the period (in shares)				36,000	62,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				0
New awards granted in the period (in shares)				0	0
New awards granted in the period (in shares)				0	0
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				0
New awards granted in the period (in shares)				0	0
New awards granted in the period (in shares)				0	0
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)					1,024,922
New awards granted in the period (in shares)					1,024,922
Performance share awards | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)				1,098,031
New awards granted in the period (in shares)				1,098,031